Provisions for Contingent Loans Credit Risk - Schedule of Changes in Outstanding Exposures and Corresponding Allowance (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	$ 13,547,435	$ 12,890,795
Net change on exposures	1,002,786	548,811
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	530,547	107,829
Total	15,080,768	13,547,435
ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	89,640	143,489
Net change on exposures	(5,024)	(49,038)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	825	(3,954)
Refinements to models used for calculation		(883)
Foreign exchange adjustments	2,044	26
Total	87,485	89,640
Stage 1 - Individual [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	4,775,026	4,622,212
Net change on exposures	446,635	134,675
Transfer to Stage 1	51,618	125,611
Transfer to Stage 2	(64,150)	(134,046)
Transfer to Stage 3	(230)	(505)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	119,479	27,079
Total	5,328,378	4,775,026
Stage 1 - Individual [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	12,464	13,964
Net change on exposures	(2,010)	(3,390)
Transfer to Stage 1	278	6,860
Transfer to Stage 2	(178)	(381)
Transfer to Stage 3	(1)	(1)
Impact on year-end ECL of exposures transferred between stages during the year	(137)	(6,476)
Refinements to models used for calculation		1,862
Foreign exchange adjustments	268	26
Total	10,684	12,464
Stage 1 - Group [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	8,422,110	7,908,219
Net change on exposures	640,430	532,694
Transfer to Stage 1	724,421	724,027
Transfer to Stage 2	(781,359)	(819,344)
Transfer to Stage 3	(4,778)	(3,613)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	396,212	80,127
Total	9,397,036	8,422,110
Stage 1 - Group [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	59,093	101,406
Net change on exposures	1,862	(36,053)
Transfer to Stage 1	9,166	8,188
Transfer to Stage 2	(6,138)	(8,505)
Transfer to Stage 3	(55)	(46)
Impact on year-end ECL of exposures transferred between stages during the year	(4,400)	(2,110)
Refinements to models used for calculation		(4,016)
Foreign exchange adjustments	1,500	229
Total	61,028	59,093
Stage 2 - Individual [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	68,290	106,552
Net change on exposures	(10,584)	(37,786)
Transfer to Stage 1	(51,590)	(125,550)
Transfer to Stage 2	64,276	134,146
Transfer to Stage 3	(11,105)	(7,409)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	876	(1,663)
Total	60,163	68,290
Stage 2 - Individual [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	6,242	16,785
Net change on exposures	(1,642)	(4,364)
Transfer to Stage 1	(269)	(6,811)
Transfer to Stage 2	242	450
Transfer to Stage 3	(172)	(1,161)
Impact on year-end ECL of exposures transferred between stages during the year	497	1,382
Refinements to models used for calculation		231
Foreign exchange adjustments	25	(270)
Total	4,923	6,242
Stage 2 - Group [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	254,564	223,861
Net change on exposures	(61,617)	(67,851)
Transfer to Stage 1	(718,951)	(719,174)
Transfer to Stage 2	781,686	819,755
Transfer to Stage 3	(6,390)	(4,232)
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	13,573	2,205
Total	262,865	254,564
Stage 2 - Group [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	2,364	1,724
Net change on exposures	(72)	(1,166)
Transfer to Stage 1	(6,839)	(5,503)
Transfer to Stage 2	6,272	8,712
Transfer to Stage 3	(1,511)	(385)
Impact on year-end ECL of exposures transferred between stages during the year	2,192	(2,001)
Refinements to models used for calculation		979
Foreign exchange adjustments	54	4
Total	2,460	2,364
Stage 3 - Individual [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	18,861	17,709
Net change on exposures	(5,580)	(6,624)
Transfer to Stage 1	(28)	(61)
Transfer to Stage 2	(126)	(100)
Transfer to Stage 3	11,335	7,914
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	41	23
Total	24,503	18,861
Stage 3 - Individual [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	5,417	3,654
Net change on exposures	(2,106)	(3,062)
Transfer to Stage 1	(9)	(49)
Transfer to Stage 2	(64)	(69)
Transfer to Stage 3	173	1,162
Impact on year-end ECL of exposures transferred between stages during the year	1,314	3,769
Refinements to models used for calculation
Foreign exchange adjustments	23	12
Total	4,748	5,417
Stage 3 - Group [Member] | Gross carrying amount [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	8,584	12,242
Net change on exposures	(6,498)	(6,297)
Transfer to Stage 1	(5,470)	(4,853)
Transfer to Stage 2	(327)	(411)
Transfer to Stage 3	11,168	7,845
Impact on year-end ECL of exposures transferred between stages during the year
Refinements to models used for calculation
Foreign exchange adjustments	366	58
Total	7,823	8,584
Stage 3 - Group [Member] | ECL [Member]
Schedule of Changes in Outstanding Exposures and Corresponding Allowance [Line Items]
Outstanding exposure as at beginning of period	4,060	5,956
Net change on exposures	(1,056)	(1,003)
Transfer to Stage 1	(2,327)	(2,685)
Transfer to Stage 2	(134)	(207)
Transfer to Stage 3	1,566	431
Impact on year-end ECL of exposures transferred between stages during the year	1,359	1,482
Refinements to models used for calculation		61
Foreign exchange adjustments	174	25
Total	$ 3,642	$ 4,060